Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents.
Gains on disposal of short-term investments			$ (161)
Net gains/(losses) on disposal on non-current assets	$ 21	$ 8	(24)
Changes on fair value of put option (Acerta Pharma)	172	(113)	(209)
Share-based payments charge for period	259	219	220
Settlement of share plan awards	(323)	(212)	(254)
Pension contributions	(175)	(174)	(157)
Pension charges recorded in operating profit	59	128	74
Long-term provision charges recorded in operating profit	506	63	36
Foreign exchange and other	(141)	(209)	(49)
Total operating activities non-cash and other movements	$ 378	$ (290)	$ (524)